Fair Value (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading assets		$ 9,063	$ 8,441
Loans Receivable, Fair Value Disclosure		721	805
Loans receivable		971	1,072
Non-marketable cost method investments		1,769	1,270
Reverse repurchase agreements		718	800
Long-term debt		12,107	13,165
NVIDIA Corporation cross-license agreement liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss Contingency, Cross License Annual Payment Amount, 2014-2016	200
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring		23,708	28,125
Liabilities, Fair Value Disclosure		580	422
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Non-Marketable Equity Investments, Gains (Losses)		(128)	(106)	(68)
Cash Equivalents [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Reverse Repurchase Agreements, Fair Value Disclosure		268	400
Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets, Fair Value Disclosure		561	357
Loans Receivable, Fair Value Disclosure		505	103
Other Long-Term Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets, Fair Value Disclosure		57	36
Loans Receivable, Fair Value Disclosure		216	702
Other Accrued Liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure		563	372
Other Noncurrent Liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure		17	50
Corporate Debt [Member] | Cash Equivalents [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		48	2,074
Corporate Debt [Member] | Short-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		806	1,667
Corporate Debt [Member] | Trading Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading assets		2,964	2,789
Corporate Debt [Member] | Other Long-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		1,194	525
Financial Institution Instruments [Member] | Cash Equivalents [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		1,440	2,077
Financial Institution Instruments [Member] | Short-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		1,199	3,089
Financial Institution Instruments [Member] | Trading Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading assets		1,759	1,606
Financial Institution Instruments [Member] | Other Long-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		508	492
Government Debt [Member] | Cash Equivalents [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		0	269
Government Debt [Member] | Short-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		425	1,216
Government Debt [Member] | Trading Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading assets		3,516	3,358
Government Debt [Member] | Other Long-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		315	447
Asset-Backed Securities [Member] | Trading Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading assets		824	688
Asset-Backed Securities [Member] | Other Long-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		6	9
Marketable Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		7,097	6,221
Corporate Debt, Financial Institution Instruments, And Government Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount		177
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount		395
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring		13,965	13,512
Liabilities, Fair Value Disclosure		0	0
Level 1 [Member] | Cash Equivalents [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Reverse Repurchase Agreements, Fair Value Disclosure		0	0
Level 1 [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets, Fair Value Disclosure		0	48
Loans Receivable, Fair Value Disclosure		0	0
Level 1 [Member] | Other Long-Term Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets, Fair Value Disclosure		0	0
Loans Receivable, Fair Value Disclosure		0	0
Level 1 [Member] | Other Accrued Liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure		0	0
Level 1 [Member] | Other Noncurrent Liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure		0	0
Level 1 [Member] | Corporate Debt [Member] | Cash Equivalents [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		0	154
Level 1 [Member] | Corporate Debt [Member] | Short-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		363	274
Level 1 [Member] | Corporate Debt [Member] | Trading Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading assets		2,625	2,161
Level 1 [Member] | Corporate Debt [Member] | Other Long-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		453	228
Level 1 [Member] | Financial Institution Instruments [Member] | Cash Equivalents [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		321	887
Level 1 [Member] | Financial Institution Instruments [Member] | Short-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		149	194
Level 1 [Member] | Financial Institution Instruments [Member] | Trading Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading assets		1,146	1,188
Level 1 [Member] | Financial Institution Instruments [Member] | Other Long-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		189	90
Level 1 [Member] | Government Debt [Member] | Cash Equivalents [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		0	0
Level 1 [Member] | Government Debt [Member] | Short-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		252	183
Level 1 [Member] | Government Debt [Member] | Trading Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading assets		1,295	1,625
Level 1 [Member] | Government Debt [Member] | Other Long-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		75	259
Level 1 [Member] | Asset-Backed Securities [Member] | Trading Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading assets		0	0
Level 1 [Member] | Asset-Backed Securities [Member] | Other Long-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		0	0
Level 1 [Member] | Marketable Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		7,097	6,221
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring		9,613	14,525
Liabilities, Fair Value Disclosure		580	422
Level 2 [Member] | Cash Equivalents [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Reverse Repurchase Agreements, Fair Value Disclosure		268	400
Level 2 [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets, Fair Value Disclosure		559	309
Loans Receivable, Fair Value Disclosure		505	103
Level 2 [Member] | Other Long-Term Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets, Fair Value Disclosure		35	7
Loans Receivable, Fair Value Disclosure		216	702
Level 2 [Member] | Other Accrued Liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure		563	372
Level 2 [Member] | Other Noncurrent Liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure		17	50
Level 2 [Member] | Corporate Debt [Member] | Cash Equivalents [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		48	1,920
Level 2 [Member] | Corporate Debt [Member] | Short-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		412	1,374
Level 2 [Member] | Corporate Debt [Member] | Trading Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading assets		339	628
Level 2 [Member] | Corporate Debt [Member] | Other Long-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		728	270
Level 2 [Member] | Financial Institution Instruments [Member] | Cash Equivalents [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		1,119	1,190
Level 2 [Member] | Financial Institution Instruments [Member] | Short-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		1,050	2,895
Level 2 [Member] | Financial Institution Instruments [Member] | Trading Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading assets		613	418
Level 2 [Member] | Financial Institution Instruments [Member] | Other Long-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		319	402
Level 2 [Member] | Government Debt [Member] | Cash Equivalents [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		0	269
Level 2 [Member] | Government Debt [Member] | Short-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		173	1,033
Level 2 [Member] | Government Debt [Member] | Trading Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading assets		2,221	1,733
Level 2 [Member] | Government Debt [Member] | Other Long-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		240	188
Level 2 [Member] | Asset-Backed Securities [Member] | Trading Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading assets		766	684
Level 2 [Member] | Asset-Backed Securities [Member] | Other Long-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		2	0
Level 2 [Member] | Marketable Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		0	0
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring		130	88
Liabilities, Fair Value Disclosure		0	0
Level 3 [Member] | Cash Equivalents [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Reverse Repurchase Agreements, Fair Value Disclosure		0	0
Level 3 [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets, Fair Value Disclosure		2	0
Loans Receivable, Fair Value Disclosure		0	0
Level 3 [Member] | Other Long-Term Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets, Fair Value Disclosure		22	29
Loans Receivable, Fair Value Disclosure		0	0
Level 3 [Member] | Other Accrued Liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure		0	0
Level 3 [Member] | Other Noncurrent Liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure		0	0
Level 3 [Member] | Corporate Debt [Member] | Cash Equivalents [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		0	0
Level 3 [Member] | Corporate Debt [Member] | Short-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		31	19
Level 3 [Member] | Corporate Debt [Member] | Trading Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading assets		0	0
Level 3 [Member] | Corporate Debt [Member] | Other Long-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		13	27
Level 3 [Member] | Financial Institution Instruments [Member] | Cash Equivalents [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		0	0
Level 3 [Member] | Financial Institution Instruments [Member] | Short-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		0	0
Level 3 [Member] | Financial Institution Instruments [Member] | Trading Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading assets		0	0
Level 3 [Member] | Financial Institution Instruments [Member] | Other Long-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		0	0
Level 3 [Member] | Government Debt [Member] | Cash Equivalents [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		0	0
Level 3 [Member] | Government Debt [Member] | Short-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		0	0
Level 3 [Member] | Government Debt [Member] | Trading Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading assets		0	0
Level 3 [Member] | Government Debt [Member] | Other Long-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		0	0
Level 3 [Member] | Asset-Backed Securities [Member] | Trading Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading assets		58	4
Level 3 [Member] | Asset-Backed Securities [Member] | Other Long-Term Investments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		4	9
Level 3 [Member] | Marketable Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure		0	0
Carrying Value [Member] | Not Recorded At Fair Value On Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Grants Receivable		676	416
Loans receivable		250	267
Non-marketable cost method investments		1,769	1,270
Reverse repurchase agreements		450	400
Short-term Debt		1,588	24
Long-term debt		12,107	13,165
Carrying Value [Member] | Not Recorded At Fair Value On Recurring Basis [Member] | NVIDIA Corporation cross-license agreement liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes Payable		395	587
Fair Value [Member] | Not Recorded At Fair Value On Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Grants Receivable, Fair Value Disclosure		679	481
Loans receivable		250	267
Non-Marketable Cost Method Investments, Fair Value Disclosure		2,599	2,105
Reverse repurchase agreements		450	400
Short-term Debt, Fair Value		2,145	24
Long-term debt		12,776	13,538
Fair Value [Member] | Not Recorded At Fair Value On Recurring Basis [Member] | NVIDIA Corporation cross-license agreement liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes Payable, Fair Value Disclosure		399	597
Fair Value [Member] | Level 1 [Member] | Not Recorded At Fair Value On Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Grants Receivable, Fair Value Disclosure		0	0
Loans receivable		0	0
Non-Marketable Cost Method Investments, Fair Value Disclosure		0	0
Reverse repurchase agreements		0	0
Short-term Debt, Fair Value		0	0
Long-term debt		11,467	10,937
Fair Value [Member] | Level 1 [Member] | Not Recorded At Fair Value On Recurring Basis [Member] | NVIDIA Corporation cross-license agreement liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes Payable, Fair Value Disclosure		0	0
Fair Value [Member] | Level 2 [Member] | Not Recorded At Fair Value On Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Grants Receivable, Fair Value Disclosure		679	481
Loans receivable		250	250
Non-Marketable Cost Method Investments, Fair Value Disclosure		0	0
Reverse repurchase agreements		450	400
Short-term Debt, Fair Value		2,145	24
Long-term debt		1,309	2,601
Fair Value [Member] | Level 2 [Member] | Not Recorded At Fair Value On Recurring Basis [Member] | NVIDIA Corporation cross-license agreement liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes Payable, Fair Value Disclosure		399	597
Fair Value [Member] | Level 3 [Member] | Not Recorded At Fair Value On Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Grants Receivable, Fair Value Disclosure		0	0
Loans receivable		0	17
Non-Marketable Cost Method Investments, Fair Value Disclosure		2,599	2,105
Reverse repurchase agreements		0	0
Short-term Debt, Fair Value		0	0
Long-term debt		0	0
Fair Value [Member] | Level 3 [Member] | Not Recorded At Fair Value On Recurring Basis [Member] | NVIDIA Corporation cross-license agreement liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes Payable, Fair Value Disclosure		$ 0	$ 0